Cover	12 Months Ended
Apr. 30, 2025 $ / shares shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Apr. 30, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--04-30
Entity File Number	001-42770
Entity Registrant Name	Magnitude International Ltd
Entity Central Index Key	0002046117
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	27 Woodlands Industrial Park E1
Entity Address, Address Line Two	#03-15 (Lobby B) Hiangkie Industrial Building
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	757718
Title of 12(b) Security	Ordinary Shares, par value US$0.000025
Trading Symbol	MAGH
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding | shares	33,350,000
Entity Listing, Par Value Per Share | $ / shares	$ 0.000025
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	WWC, P.C.
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	27 Woodlands Industrial Park E1
Entity Address, Address Line Two	#03-15 (Lobby B) Hiangkie Industrial Building
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	757718
Contact Personnel Name	Lim Say Wei
Contact Personnel Fax Number	(65) 6684 8428
Contact Personnel Email Address	swlim@bnlengrg.com